Finance and operating leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Finance and operating leases	Finance and operating leases
As a lessee, the Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have terms of 1 to 15 years, with options to extend on certain leases for up to five years. The Company generates operating lease income from the sublease of certain office facilities and heavy equipment rentals.
a) Minimum lease payments and receipts
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2025, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2026	$27,178	$1,993	$5,641
2027	23,371	1,580	158
2028	18,769	1,467	158
2029	17,164	1,321	158
2030 and thereafter	3,047	7,330	1,012
Total minimum lease payments	$89,529	$13,691	$7,127
Less: amount representing interest	(8,085)	(2,498)
Carrying amount of minimum lease payments	$81,444	$11,193
Less: current portion	(23,715)	(1,495)
Long term	$57,729	$9,698
b) Lease expenses and income

Year ended December 31,	2025	2024
Short-term lease expense	$25,617	$28,518
Operating lease expense	1,880	2,242
Operating lease income	(606)	(683)
During the year ended December 31, 2025, depreciation of equipment under finance leases was $13,684 (December 31, 2024 - $16,806). Finance lease obligations are included in long-term debt (note 14).
c) Supplemental information

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term (in years):
Finance leases	3.1	3.5
Operating leases	8.6	9.9
Weighted-average discount rate:
Finance leases	4.93%	5.65%
Operating leases	4.87%	5.02%

Finance and operating leases	Finance and operating leases
As a lessee, the Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have terms of 1 to 15 years, with options to extend on certain leases for up to five years. The Company generates operating lease income from the sublease of certain office facilities and heavy equipment rentals.
a) Minimum lease payments and receipts
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2025, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2026	$27,178	$1,993	$5,641
2027	23,371	1,580	158
2028	18,769	1,467	158
2029	17,164	1,321	158
2030 and thereafter	3,047	7,330	1,012
Total minimum lease payments	$89,529	$13,691	$7,127
Less: amount representing interest	(8,085)	(2,498)
Carrying amount of minimum lease payments	$81,444	$11,193
Less: current portion	(23,715)	(1,495)
Long term	$57,729	$9,698
b) Lease expenses and income

Year ended December 31,	2025	2024
Short-term lease expense	$25,617	$28,518
Operating lease expense	1,880	2,242
Operating lease income	(606)	(683)
During the year ended December 31, 2025, depreciation of equipment under finance leases was $13,684 (December 31, 2024 - $16,806). Finance lease obligations are included in long-term debt (note 14).
c) Supplemental information

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term (in years):
Finance leases	3.1	3.5
Operating leases	8.6	9.9
Weighted-average discount rate:
Finance leases	4.93%	5.65%
Operating leases	4.87%	5.02%

Finance and operating leases	Finance and operating leases
As a lessee, the Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have terms of 1 to 15 years, with options to extend on certain leases for up to five years. The Company generates operating lease income from the sublease of certain office facilities and heavy equipment rentals.
a) Minimum lease payments and receipts
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2025, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2026	$27,178	$1,993	$5,641
2027	23,371	1,580	158
2028	18,769	1,467	158
2029	17,164	1,321	158
2030 and thereafter	3,047	7,330	1,012
Total minimum lease payments	$89,529	$13,691	$7,127
Less: amount representing interest	(8,085)	(2,498)
Carrying amount of minimum lease payments	$81,444	$11,193
Less: current portion	(23,715)	(1,495)
Long term	$57,729	$9,698
b) Lease expenses and income

Year ended December 31,	2025	2024
Short-term lease expense	$25,617	$28,518
Operating lease expense	1,880	2,242
Operating lease income	(606)	(683)
During the year ended December 31, 2025, depreciation of equipment under finance leases was $13,684 (December 31, 2024 - $16,806). Finance lease obligations are included in long-term debt (note 14).
c) Supplemental information

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term (in years):
Finance leases	3.1	3.5
Operating leases	8.6	9.9
Weighted-average discount rate:
Finance leases	4.93%	5.65%
Operating leases	4.87%	5.02%